Accounts Receivable, Net (Details) - USD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2026
Accounts Receivable Net [Line Items]
Accounts receivable, percentage	59.30%
Accounts receivable, balance	$ 2.5
Forecast [Member]
Accounts Receivable Net [Line Items]
Accounts receivable, balance		$ 1.7